BANK BORROWINGS - Maturity (Details)	Dec. 31, 2022 USD ($)
Borrowing capacity
2023	$ 201,222
2024	83,522
2025	86,423
2026	89,385
2027	92,449
2028	58,479
2029	7,537
Total Bank Borrowings	$ 619,017